Convertible Note - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2013 Class B Ordinary shares [Member]	Oct. 21, 2013 Convertible Debt Securities [Member] USD ($)	Dec. 31, 2013 Convertible Debt Securities [Member]
Debt Instrument [Line Items]
Convertible debt, aggregate principal amount				$ 20,000
Convertible debt, maturity date				Jun. 30, 2014
Convertible debt, interest rate				10.00%
Convertible debt, interest rate in event of default				13.00%
Conversion price per share, percentage					80.00%
Shares issued upon conversion of debt	25,000	153,325
Conversion of convertible note to ordinary shares			19,230,769
Interest expense	650	3,933
Change in fair value of redemption feature	4,429	26,809
Gain loss on extinguishment of debt	$ 5,079	30,742